UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – December 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT Global Asset Allocation Fund
Class IA
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IA1	$92	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IA shares of Putnam VT Global Asset Allocation Fund returned 16.63%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 23.81% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative U.S. Large Cap Equity strategy
↑	Quantitative International Enhanced Equity
↑	Fundamental Global Asset Allocation equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Quantitative U.S. Small Cap Equity strategy detracted from benchmark-relative results.
Use of derivatives and the impact on performance:
The Fund utilized futures for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash, which collectively detracted from performance.
Putnam VT Global Asset Allocation Fund	PAGE 1	38923-ATSIA-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class IA 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IA	16.63	8.27	7.27
Russell 3000 Index	23.81	13.86	12.55
Putnam Balanced Blended Benchmark†	12.80	7.65	7.69
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,799,336
Total Number of Portfolio Holdings*	1,306
Total Management Fee Paid	$558,954
Portfolio Turnover Rate	234%
*	Includes derivatives, if applicable.
Putnam VT Global Asset Allocation Fund	PAGE 2	38923-ATSIA-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Asset Allocation Fund	PAGE 3	38923-ATSIA-0225

Putnam VT Global Asset Allocation Fund
Class IB
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB1	$119	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IB shares of Putnam VT Global Asset Allocation Fund returned 16.36%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 23.81% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative U.S. Large Cap Equity strategy
↑	Quantitative International Enhanced Equity
↑	Fundamental Global Asset Allocation equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Quantitative U.S. Small Cap Equity strategy detracted from benchmark-relative results.
Use of derivatives and the impact on performance:
The Fund utilized futures for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash, which collectively detracted from performance.
Putnam VT Global Asset Allocation Fund	PAGE 1	38923-ATSIB-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class IB 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IB	16.36	8.00	7.00
Russell 3000 Index	23.81	13.86	12.55
Putnam Balanced Blended Benchmark†	12.80	7.65	7.69
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,799,336
Total Number of Portfolio Holdings*	1,306
Total Management Fee Paid	$558,954
Portfolio Turnover Rate	234%
*	Includes derivatives, if applicable.
Putnam VT Global Asset Allocation Fund	PAGE 2	38923-ATSIB-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Asset Allocation Fund	PAGE 3	38923-ATSIB-0225

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
December 31, 2024	$119,462	$ —	$9,616	$ —
December 31, 2023	$120,835	$ —	$10,636	$ —

For the fiscal years ended December 31, 2024 and December 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $873,852 and $370,768 respectively, to the fund, the fund’s investment manager and any entity controlling, controlled by or under common control with the fund’s investment manager that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
December 31, 2024	$ —	$791,963	$72,273	$864,236
December 31, 2023	$ —	$360,132	$ —	$360,132

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT Global Asset Allocation
Fund

Financial Statements and Other Important Information

Annual | December 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Global Asset Allocation Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam VT Global Asset Allocation Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Global Asset Allocation Fund	1

The fund’s portfolio 12/31/24
COMMON STOCKS (68.4%)*	Shares	Value
Advertising and marketing services (0.1%)
Publicis Groupe SA (France)	806	$85,806
Trade Desk, Inc. (The) Class A †	482	56,649
		142,455
Automotive (1.4%)
Carvana Co. †	858	174,483
Ford Motor Co.	6,215	61,529
Subaru Corp. (Japan)	4,300	76,404
Tesla, Inc. †	2,532	1,022,523
Toyota Motor Corp. (Japan)	1,100	21,478
Volvo AB Class B (Sweden)	3,426	83,259
		1,439,676
Basic materials (2.2%)
Air Liquide SA (France)	263	42,753
Archer-Daniels-Midland Co.	1,149	58,047
Axalta Coating Systems, Ltd. †	1,646	56,326
BHP Group, Ltd. (ASE Exchange) (Australia)	4,851	118,339
BHP Group, Ltd. (London Exchange) (Australia)	371	9,066
CF Industries Holdings, Inc.	755	64,417
Cie de Saint-Gobain SA (France)	1,262	112,143
CRH PLC	645	59,675
DuPont de Nemours, Inc.	815	62,144
Evonik Industries AG (Germany)	1,004	17,452
Fortescue, Ltd. (Australia)	5,951	67,012
Freeport-McMoRan, Inc.	1,558	59,329
Glencore PLC (United Kingdom)	10,568	46,543
HeidelbergCement AG (Germany)	606	74,879
Holcim AG (Switzerland)	1,197	115,253
Huntsman Corp.	3,286	59,247
International Flavors & Fragrances, Inc.	705	59,608
Linde PLC	149	62,382
Louisiana-Pacific Corp.	1,820	188,461
LyondellBasell Industries NV Class A	878	65,209
Mosaic Co. (The)	2,351	57,788
NewMarket Corp.	69	36,456
Northern Star Resources, Inc. (Australia)	1,218	11,572
Nucor Corp.	476	55,554
Olin Corp.	1,617	54,655
Packaging Corp. of America	329	74,068
PPG Industries, Inc.	522	62,353
Rio Tinto PLC (United Kingdom)	1,268	74,850
ROCKWOOL International A/S Class B (Denmark)	62	22,062
Sealed Air Corp.	1,774	60,014
Sherwin-Williams Co. (The)	168	57,108
Shin-Etsu Chemical Co., Ltd. (Japan)	3,800	125,161
Westlake Corp.	529	60,650
Weyerhaeuser Co. R	2,049	57,679
		2,208,255
Building materials (0.2%)
Mohawk Industries, Inc. †	505	60,161
Owens Corning	382	65,062
Trane Technologies PLC	153	56,511
Vulcan Materials Co.	238	61,221
		242,955
Capital goods (2.9%)
ABB, Ltd. (Switzerland)	2,388	128,948
Airbus SE (France)	286	45,797
AISIN Corp. (Japan)	5,100	56,978
Allison Transmission Holdings, Inc.	669	72,292
Caterpillar, Inc.	184	66,748

2
Putnam VT Global Asset Allocation Fund

COMMON STOCKS (68.4%)* cont.	Shares	Value
Capital goods cont.
Crown Holdings, Inc.	705	$58,296
Curtiss-Wright Corp.	181	64,231
Dassault Aviation SA (France)	123	25,133
Donaldson Co., Inc.	834	56,170
Eaton Corp. PLC	194	64,383
Flowserve Corp.	1,237	71,152
GE Vernova, Inc. †	195	64,141
GEA Group AG (Germany)	823	40,881
Graco, Inc.	670	56,474
Hitachi, Ltd. (Japan)	800	19,592
Komatsu, Ltd. (Japan)	500	13,621
Lockheed Martin Corp.	1,495	726,480
Mitsubishi Electric Corp. (Japan)	4,200	70,920
Northrop Grumman Corp.	146	68,516
Parker Hannifin Corp.	75	47,702
Pentair PLC	615	61,894
Republic Services, Inc.	297	59,750
RTX Corp.	3,318	383,959
Schindler Holding AG (Switzerland)	102	28,181
Smiths Group PLC (United Kingdom)	1,161	24,892
Textron, Inc.	862	65,934
Vertiv Holdings Co. Class A	3,162	359,235
Vinci SA (France)	938	96,573
Waste Management, Inc.	300	60,537
		2,959,410
Commercial and consumer services (2.4%)
Automatic Data Processing, Inc.	2,783	814,668
Block, Inc. Class A †	893	75,896
Booking Holdings, Inc.	9	44,716
Ecolab, Inc.	269	63,032
Euronet Worldwide, Inc. †	599	61,601
Global Payments, Inc.	541	60,624
Mastercard, Inc. Class A	1,385	729,299
PayPal Holdings, Inc. †	7,227	616,824
		2,466,660
Communication services (1.0%)
American Tower Corp. R	316	57,948
AT&T, Inc.	2,423	55,172
Comcast Corp. Class A	4,756	178,493
Crown Castle, Inc. R	656	59,539
Deutsche Telekom AG (Germany)	327	9,798
Juniper Networks, Inc.	1,638	61,343
KDDI Corp. (Japan)	3,400	108,292
Koninklijke KPN NV (Netherlands)	13,814	50,372
Telstra Group, Ltd. (Australia)	20,959	51,943
Ubiquiti, Inc.	182	60,411
Verizon Communications, Inc.	7,090	283,529
		976,840
Communications equipment (0.5%)
Arista Networks, Inc. †	772	85,329
Motorola Solutions, Inc.	965	446,052
		531,381
Computers (5.8%)
AppFolio, Inc. Class A †	274	67,601
Apple, Inc.	19,440	4,868,165
Check Point Software Technologies, Ltd. (Israel) †	100	18,670
Cisco Systems, Inc.	1,054	62,397
Dropbox, Inc. Class A †	2,002	60,140
Dynatrace, Inc. †	1,130	61,416
Fortinet, Inc. †	648	61,223
NetApp, Inc.	523	60,710

Putnam VT Global Asset Allocation Fund
3

COMMON STOCKS (68.4%)* cont.	Shares	Value
Computers cont.
RingCentral, Inc. Class A †	1,846	$64,628
ServiceNow, Inc. †	344	364,681
Snowflake, Inc. Class A †	188	29,029
Synopsys, Inc. †	121	58,729
Teradata Corp. †	1,872	58,313
Twilio, Inc. Class A †	842	91,003
Zoom Video Communications, Inc. Class A †	996	81,284
		6,007,989
Conglomerates (1.2%)
3M Co.	6,063	782,673
AMETEK, Inc.	346	62,370
General Electric Co.	378	63,047
Marubeni Corp. (Japan)	1,200	18,010
Mitsubishi Corp. (Japan)	6,100	99,806
Mitsui & Co., Ltd. (Japan)	5,200	107,843
Siemens AG (Germany)	353	68,833
		1,202,582
Consumer (0.2%)
Clorox Co. (The)	380	61,716
Kimberly-Clark Corp.	492	64,472
LVMH Moet Hennessy Louis Vuitton SA (France)	25	16,445
Pandora A/S (Denmark)	531	97,149
		239,782
Consumer staples (4.3%)
Auto Trader Group PLC (United Kingdom)	6,809	67,374
BellRing Brands, Inc. †	863	65,018
Bunzl PLC (United Kingdom)	99	4,076
Carlsberg A/S Class B (Denmark)	130	12,486
Chipotle Mexican Grill, Inc. †	1,014	61,144
Coca-Cola Co. (The)	3,272	203,715
Coca-Cola Consolidated, Inc.	51	64,259
Coca-Cola HBC AG (Italy)	1,732	59,169
Colgate-Palmolive Co.	2,140	194,547
Costco Wholesale Corp.	65	59,558
DoorDash, Inc. Class A †	3,820	640,805
Etsy, Inc. †	1,200	63,468
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	263	23,075
Imperial Brands PLC (United Kingdom)	3,367	107,673
Ingredion, Inc.	430	59,151
Keurig Dr Pepper, Inc.	1,921	61,703
Koninklijke Ahold Delhaize NV (Netherlands)	2,915	95,084
L’Oreal SA (France)	27	9,558
Maplebear, Inc. †	3,438	142,402
Marks & Spencer Group PLC (United Kingdom)	1,102	5,161
Mondelez International, Inc. Class A	6,693	399,773
Monster Beverage Corp. †	1,221	64,176
Nestle SA (Switzerland)	442	36,263
Nissin Food Products Co., Ltd. (Japan)	1,200	28,990
PepsiCo, Inc.	405	61,584
Philip Morris International, Inc.	7,656	921,400
Recruit Holdings Co., Ltd. (Japan)	2,100	145,967
Tesco PLC (United Kingdom)	13,861	63,752
Tyson Foods, Inc. Class A	1,007	57,842
Uber Technologies, Inc. †	8,609	519,295
Unilever PLC (United Kingdom)	1,200	68,185
WH Group, Ltd. (Hong Kong)	108,000	83,229
		4,449,882
Electronics (5.9%)
Amphenol Corp. Class A	835	57,991
Broadcom, Inc.	3,896	903,249
Cirrus Logic, Inc. †	569	56,661

4
Putnam VT Global Asset Allocation Fund

COMMON STOCKS (68.4%)* cont.	Shares	Value
Electronics cont.
Garmin, Ltd.	294	$60,640
Hoya Corp. (Japan)	900	111,696
Monolithic Power Systems, Inc.	51	30,177
NVIDIA Corp.	30,036	4,033,534
Qorvo, Inc. †	963	67,343
Qualcomm, Inc.	4,426	679,922
SCREEN Holdings Co., Ltd. (Japan)	100	5,904
Trimble Inc. †	874	61,757
		6,068,874
Energy (2.2%)
Baker Hughes Co.	1,537	63,048
BP PLC (United Kingdom)	9,861	48,743
Cheniere Energy, Inc.	295	63,387
ConocoPhillips	605	59,998
Coterra Energy, Inc.	2,602	66,455
DCC PLC (Ireland)	504	32,294
Eneos Holdings, Inc. (Japan)	14,300	75,020
Equinor ASA (Norway)	4,556	108,064
Exxon Mobil Corp.	2,925	314,642
Halliburton Co.	2,293	62,347
HF Sinclair Corp.	1,655	58,008
INPEX Corp. (Japan)	1,400	17,614
Marathon Petroleum Corp.	3,902	544,329
Norsk Hydro ASA (Norway)	2,977	16,376
OMV AG (Austria)	751	29,125
Phillips 66	510	58,104
Repsol SA (Spain)	1,597	19,432
Schlumberger, Ltd.	1,461	56,015
Shell PLC (London Exchange) (United Kingdom)	910	28,366
TechnipFMC PLC (United Kingdom)	12,553	363,284
TotalEnergies SE (France)	451	25,127
Valero Energy Corp.	485	59,456
Weatherford International PLC	796	57,017
		2,226,251
Entertainment (—%)
Sony Group Corp. (Japan)	500	10,538
		10,538
Financials (10.1%)
3i Group PLC (United Kingdom)	2,627	116,936
AerCap Holdings NV (Ireland)	300	28,710
Affiliated Managers Group, Inc.	336	62,133
AIA Group, Ltd. (Hong Kong)	10,200	73,265
AIB Group PLC (Ireland)	10,356	57,268
Allianz SE (Germany)	232	71,308
Allstate Corp. (The)	1,574	303,451
Ally Financial, Inc.	6,355	228,844
American Express Co.	216	64,107
American International Group, Inc.	874	63,627
Ameriprise Financial, Inc.	133	70,813
Annaly Capital Management, Inc. R	1,620	29,646
AvalonBay Communities, Inc. R	283	62,252
AXA SA (France)	307	10,926
Axis Capital Holdings, Ltd.	700	62,034
Banco de Sabadell SA (Spain)	7,219	14,028
Banco Santander SA (Spain)	26,097	120,731
Bank Hapoalim BM (Israel)	5,282	63,765
Bank Leumi Le-Israel BM (Israel)	4,395	52,289
Bank of America Corp.	4,494	197,511
Bank of New York Mellon Corp. (The)	6,346	487,563
Barclays PLC (United Kingdom)	8,710	29,137
Berkshire Hathaway, Inc. Class B †	507	229,813

Putnam VT Global Asset Allocation Fund
5

COMMON STOCKS (68.4%)* cont.	Shares	Value
Financials cont.
BlackRock, Inc.	63	$64,582
BNP Paribas SA (France)	539	33,093
Brixmor Property Group, Inc. R	2,543	70,797
Capital One Financial Corp.	353	62,947
CBRE Group, Inc. Class A †	492	64,595
Chubb, Ltd.	223	61,615
Citigroup, Inc.	13,192	928,585
Citizens Financial Group, Inc.	1,485	64,984
Commonwealth Bank of Australia (Australia)	90	8,516
Corebridge Financial, Inc.	7,439	222,649
Covivio (France) R	106	5,372
Credit Agricole SA (France)	1,543	21,231
DBS Group Holdings, Ltd. (Singapore)	2,820	90,368
Deutsche Boerse AG (Germany)	86	19,811
Equitable Holdings, Inc.	6,135	289,388
Equity Lifestyle Properties, Inc. R	930	61,938
Equity Residential R	827	59,346
Erste Group Bank AG (Czech Republic)	1,238	76,627
Essex Property Trust, Inc. R	491	140,151
Eurazeo SE (France)	152	11,338
Euronext NV (France)	455	51,045
Evercore, Inc. Class A	213	59,041
Everest Group, Ltd.	179	64,880
Exor NV (Netherlands)	515	47,213
First Horizon Corp.	3,097	62,374
First Industrial Realty Trust, Inc. R	1,202	60,256
Futu Holdings, Ltd. (Hong Kong) †	100	7,999
Globe Life, Inc.	701	78,176
Goldman Sachs Group, Inc. (The)	319	182,666
HSBC Holdings PLC (United Kingdom)	13,783	135,392
Intercontinental Exchange, Inc.	401	59,753
Intesa Sanpaolo SpA (Italy)	21,003	84,239
Investor AB Class B (Sweden)	4,283	113,444
Invitation Homes, Inc. R	2,002	64,004
Jones Lang LaSalle, Inc. †	225	56,957
JPMorgan Chase & Co.	517	123,930
KeyCorp	3,649	62,544
Klepierre SA (France) R	477	13,737
Lloyds Banking Group PLC (United Kingdom)	147,678	100,853
Marsh & McLennan Cos., Inc.	302	64,148
MetLife, Inc.	7,369	603,374
MGIC Investment Corp.	2,520	59,749
Mid-America Apartment Communities, Inc. R	409	63,219
Mitsubishi UFJ Financial Group, Inc. (Japan)	5,900	68,881
Mizrahi Tefahot Bank, Ltd. (Israel)	562	24,328
Morgan Stanley	486	61,100
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	252	127,150
NatWest Group PLC (United Kingdom)	5,752	28,825
NN Group NV (Netherlands)	921	40,163
Nordea Bank ABP (Finland)	1,092	11,895
Northern Trust Corp.	537	55,043
OneMain Holdings, Inc.	614	32,008
PNC Financial Services Group, Inc. (The)	330	63,641
Popular, Inc. (Puerto Rico)	668	62,832
Primerica, Inc.	224	60,798
Principal Financial Group, Inc.	788	60,999
Progressive Corp. (The)	266	63,736
Prudential Financial, Inc.	507	60,095
Public Storage R	202	60,487
QBE Insurance Group, Ltd. (Australia)	1,385	16,448
Reinsurance Group of America, Inc.	320	68,362

6
Putnam VT Global Asset Allocation Fund

COMMON STOCKS (68.4%)* cont.	Shares	Value
Financials cont.
RLI Corp.	377	$62,141
Robinhood Markets, Inc. Class A †	5,388	200,757
Sekisui Chemical Co., Ltd. (Japan)	1,300	22,259
Sekisui House, Ltd. (Japan)	1,800	42,919
Simon Property Group, Inc. R	3,459	595,674
SLM Corp.	2,455	67,709
State Street Corp.	2,019	198,165
Stifel Financial Corp.	566	60,041
Sun Communities, Inc. R	503	61,854
Synchrony Financial	1,349	87,685
Talanx AG (Germany)	299	25,430
Tokio Marine Holdings, Inc. (Japan)	600	21,533
Travelers Cos., Inc. (The)	261	62,872
Truist Financial Corp.	1,353	58,693
UBS Group AG (Switzerland)	1,077	32,974
UniCredit SpA (Italy)	2,943	117,862
Unum Group	2,041	149,054
VICI Properties, Inc. R	2,122	61,984
Virtu Financial, Inc. Class A	1,868	66,650
Webster Financial Corp.	1,032	56,987
Wells Fargo & Co.	1,059	74,384
Willis Towers Watson PLC	205	64,214
Zions Bancorp NA	1,225	66,456
Zurich Insurance Group AG (Switzerland)	132	78,509
		10,380,680
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	2,488	105,070
La Francaise des Jeux SAEM (France)	583	22,452
Light & Wonder, Inc. †	650	56,147
		183,669
Health care (6.7%)
Abbott Laboratories	2,394	270,785
AbbVie, Inc.	2,441	433,766
Agilent Technologies, Inc.	461	61,931
Alnylam Pharmaceuticals, Inc. †	261	61,416
Amgen, Inc.	234	60,990
AstraZeneca PLC (United Kingdom)	180	23,468
Becton, Dickinson and Co.	295	66,927
bioMerieux (France)	194	20,764
Boston Scientific Corp. †	677	60,470
Bristol-Myers Squibb Co.	5,411	306,046
Cardinal Health, Inc.	517	61,146
Chugai Pharmaceutical Co., Ltd. (Japan)	1,100	48,489
Cigna Group (The)	2,304	636,227
Cooper Cos., Inc. (The) †	660	60,674
CSL, Ltd. (Australia)	116	20,236
Daiichi Sankyo Co., Ltd. (Japan)	4,300	117,662
Danaher Corp.	278	63,815
Demant A/S (Denmark) †	777	28,598
Dexcom, Inc. †	815	63,383
Edwards Lifesciences Corp. †	977	72,327
Eli Lilly and Co.	1,488	1,148,736
Exelixis, Inc. †	2,088	69,530
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	451	9,693
Fresenius SE & Co. KGaA (Germany) †	1,162	40,334
FUJIFILM Holdings Corp. (Japan)	2,100	43,448
GSK PLC (United Kingdom)	5,158	87,001
HCA Healthcare, Inc.	223	66,933
Hologic, Inc. †	445	32,080
IDEXX Laboratories, Inc. †	142	58,708
Incyte Corp. †	809	55,878

Putnam VT Global Asset Allocation Fund
7

COMMON STOCKS (68.4%)* cont.	Shares	Value
Health care cont.
Insulet Corp. †	242	$63,179
Ipsen SA (France)	232	26,592
Johnson & Johnson	970	140,281
Lonza Group AG (Switzerland)	43	25,380
Medpace Holdings, Inc. †	182	60,466
Medtronic PLC	4,970	397,004
Merck & Co., Inc.	8,165	812,254
Merck KGaA (Germany)	40	5,821
Natera, Inc. †	467	73,926
Neurocrine Biosciences, Inc. †	519	70,844
Novartis AG (Switzerland)	2,085	202,990
Novo Nordisk A/S Class B (Denmark)	2,180	188,094
Olympus Corp. (Japan)	1,500	22,395
Omega Healthcare Investors, Inc.	1,637	61,960
Otsuka Holdings Company, Ltd. (Japan)	1,000	54,400
Pfizer, Inc.	2,427	64,388
QIAGEN NV (Netherlands)	1,399	62,297
Regeneron Pharmaceuticals, Inc. †	87	61,973
Roche Holding AG (Switzerland)	211	58,997
Sonova Holding AG (Switzerland)	53	17,332
Tenet Healthcare Corp. †	539	68,038
Thermo Fisher Scientific, Inc.	114	59,306
UnitedHealth Group, Inc.	120	60,703
Universal Health Services, Inc. Class B	342	61,362
		6,871,443
Homebuilding (0.3%)
Lennar Corp. Class A	398	54,275
PulteGroup, Inc.	521	56,737
Taylor Wimpey PLC (United Kingdom)	8,219	12,509
Toll Brothers, Inc.	1,384	174,315
		297,836
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	400	15,728
Rational AG (Germany)	20	17,130
		32,858
Lodging/Tourism (—%)
InterContinental Hotels Group PLC (United Kingdom)	256	31,852
		31,852
Media (1.0%)
Informa PLC (United Kingdom)	2,863	28,554
Netflix, Inc. †	1,169	1,041,953
		1,070,507
Publishing (0.1%)
New York Times Co. (The) Class A	1,109	57,723
TOPPAN Holdings, Inc. (Japan)	3,100	82,237
		139,960
Retail (5.2%)
adidas AG (Germany)	252	61,983
Amazon.com, Inc. †	12,181	2,672,390
Associated British Foods PLC (United Kingdom)	3,364	85,810
Fast Retailing Co., Ltd. (Japan)	400	134,937
Gap, Inc. (The)	2,882	68,102
Home Depot, Inc. (The)	562	218,612
Industria de Diseno Textil SA (Spain)	2,119	108,544
Next PLC (United Kingdom)	307	36,417
Target Corp.	489	66,103
TJX Cos., Inc. (The)	7,608	919,122
Walmart, Inc.	11,061	999,361
		5,371,381

8
Putnam VT Global Asset Allocation Fund

COMMON STOCKS (68.4%)* cont.	Shares	Value
Semiconductor (0.5%)
Applied Materials, Inc.	375	$60,986
ASML Holding NV (Netherlands)	348	243,751
Disco Corp. (Japan)	200	53,055
KLA Corp.	99	62,382
Lam Research Corp.	812	58,651
		478,825
Software (5.4%)
Adobe, Inc. †	1,535	682,584
AppLovin Corp. Class A †	188	60,880
Atlassian Corp. Class A †	413	100,516
Autodesk, Inc. †	255	75,370
Cadence Design Systems, Inc. †	255	76,617
Guidewire Software, Inc. †	372	62,712
Intuit, Inc.	98	61,593
Manhattan Associates, Inc. †	205	55,399
Microsoft Corp.	8,233	3,470,210
Nexon Co., Ltd. (Japan)	700	10,413
Oracle Corp.	379	63,157
Pegasystems, Inc.	1,603	149,400
ROBLOX Corp. Class A †	1,197	69,258
SAP SE (Germany)	432	106,261
Veeva Systems, Inc. Class A †	2,158	453,720
Workday, Inc. Class A †	257	66,314
		5,564,404
Technology (0.1%)
CACI International, Inc. Class A †	155	62,629
		62,629
Technology services (5.2%)
Accenture PLC Class A	180	63,322
Alphabet, Inc. Class A	10,834	2,050,876
DocuSign, Inc. †	765	68,804
Fair Isaac Corp. †	27	53,755
Fiserv, Inc. †	311	63,886
Gartner, Inc. †	122	59,105
Leidos Holdings, Inc.	1,627	234,386
LY Corp. (Japan)	22,500	59,492
Meta Platforms, Inc. Class A	3,631	2,125,987
NEC Corp. (Japan)	200	17,115
Pinterest, Inc. Class A †	2,061	59,769
Prosus NV (China)	2,280	90,573
Salesforce, Inc.	521	174,186
Scout24 SE (Germany)	185	16,324
VeriSign, Inc. †	331	68,504
Western Union Co. (The)	5,825	61,745
Zebra Technologies Corp. Class A †	156	60,250
		5,328,079
Textiles (0.1%)
Hermes International (France)	36	86,377
		86,377
Toys (0.2%)
Bandai Namco Holdings, Inc. (Japan)	300	7,154
Hasbro, Inc.	995	55,630
Nintendo Co., Ltd. (Japan)	1,900	110,659
		173,443
Transportation (1.1%)
A.P. Moeller-Maersck A/S Class B (Denmark)	35	58,232
Aena SME SA (Spain)	232	47,351
CSX Corp.	2,775	89,549
DHL Group (Germany)	1,437	50,729
FedEx Corp.	223	62,737
Kirby Corp. †	543	57,449

Putnam VT Global Asset Allocation Fund
9

COMMON STOCKS (68.4%)* cont.	Shares	Value
Transportation cont.
Norfolk Southern Corp.	252	$59,144
Qantas Airways, Ltd. (voting rights) (Australia) †	17,073	94,515
SITC International Holdings Co., Ltd. (Hong Kong)	5,000	13,259
Union Pacific Corp.	1,975	450,379
United Parcel Service, Inc. Class B	492	62,041
Westinghouse Air Brake Technologies Corp.	315	59,721
		1,105,106
Utilities and power (1.9%)
AES Corp. (The)	4,723	60,785
American Electric Power Co., Inc.	701	64,653
Constellation Energy Corp.	318	71,140
Dominion Energy, Inc.	1,211	65,224
Duke Energy Corp.	616	66,368
E.ON SE (Germany)	4,549	52,987
Edison International	858	68,503
ENGIE SA (France)	6,570	104,196
Eni SpA (Italy)	1,291	17,659
Eversource Energy	1,060	60,876
Exelon Corp.	10,611	399,398
Iberdrola SA (Spain)	8,161	112,460
Kansai Electric Power Co., Inc. (The) (Japan)	2,700	29,926
National Fuel Gas co.	1,066	64,685
NRG Energy, Inc.	681	61,440
PG&E Corp.	8,007	161,581
RWE AG (Germany)	538	16,067
Vistra Corp.	3,489	481,028
		1,958,976
Total common stocks (cost $43,476,720)		$70,311,555
CORPORATE BONDS AND NOTES (12.0%)*	Principal amount	Value
Basic materials (0.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$20,000	$21,364
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32	5,000	5,086
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	10,000	10,300
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31	5,000	4,727
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	5,000	4,767
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	15,000	14,881
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31	5,000	4,937
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	10,000	10,258
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	10,000	9,496
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	13,000	13,013
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	15,000	14,330
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	5,000	4,976
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	4,420
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34	5,000	4,941
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	25,000	25,405
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	10,000	10,210
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	53,000	53,808
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	14,041
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)	5,000	5,216
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	50,000	44,130
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33	10,000	9,834
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32	10,000	9,834
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	5,000	4,483
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	5,000	4,600
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	4,403
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	20,000	19,795
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)	10,000	9,887
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	15,000	14,942
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.371%, 4/4/29	10,000	10,084

10
Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Basic materials cont.
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	$34,000	$29,492
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,585
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	15,000	15,073
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	15,000	12,514
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)	25,000	24,669
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	20,000	19,572
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	5,000	3,279
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	10,000	8,497
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27	5,000	4,596
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29	15,000	15,443
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27	10,000	10,162
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27	15,000	15,322
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	10,000	8,655
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)	5,000	5,389
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32	10,000	10,053
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	15,000	13,862
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	18,458
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	22,174
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28	5,000	5,001
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29	10,000	10,581
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	20,000	18,837
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	15,000	14,258
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31	10,000	10,517
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32	15,000	15,037
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	10,000	9,650
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37	10,000	9,731
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	15,000	13,789
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	40,000	24,922
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	20,000	13,500
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	34,064
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,290
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	10,000	9,208
		810,348
Capital goods (0.9%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)	15,000	15,346
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	2,000	2,020
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	23,000	21,544
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	44,000	42,481
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40	5,000	4,763
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	3,000	2,681
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	13,000	12,401
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29	5,000	4,610
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31	10,000	10,460
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	10,000	10,371
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	7,000	7,168
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	90,000	93,094
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)	5,000	5,093
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)	10,000	10,762
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	15,000	15,614
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	5,000	5,379
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	5,000	5,095
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	5,000	5,038
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29	5,000	4,055
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	10,000	9,612
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)	5,000	5,141
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28	15,000	14,856
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	15,000	13,994
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	42,196
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28	35,000	36,621
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31	15,000	14,718

Putnam VT Global Asset Allocation Fund
11

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Capital goods cont.
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	$27,000	$25,120
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	55,006
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	6,000	5,944
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	10,000	9,475
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	15,000	14,180
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31	10,000	10,263
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	8,889
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	13,332
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	15,000	14,617
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	15,000	15,051
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	60,000	60,357
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	5,000	5,118
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	5,000	5,235
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40	20,000	18,448
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	5,000	4,960
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	4,869
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28	10,000	9,491
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	15,000	16,618
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	5,000	5,359
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	10,000	9,531
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32	5,000	4,907
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	10,000	9,835
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	10,000	9,451
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity	15,000	14,713
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	10,000	10,156
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	10,000	10,103
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	10,000	9,766
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	2,000	1,751
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	28,401
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	33,000	33,170
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	15,000	15,264
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	5,000	5,073
		879,566
Communication services (1.2%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	5,000	4,320
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	125,000	120,091
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	41,000	27,602
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	15,000	14,680
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	60,000	48,352
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	66,931
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	8,000	7,658
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	60,000	54,859
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	10,000	8,727
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	15,000	13,182
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	27,000	23,819
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	7,522
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	11,000	10,991
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	68,784
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	19,000	13,020
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	5,304
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	25,000	24,068
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	34,000	32,981
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	23,000	21,746
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	12,000	11,812
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	84,869

12
Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Communication services cont.
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	$5,000	$4,926
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	10,000	9,754
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	5,000	4,554
EchoStar Corp. company guaranty sr. sub. notes 10.75%, 11/30/29	10,000	10,764
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	10,000	10,577
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	10,000	9,976
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	15,000	16,410
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	25,000	24,851
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	21,000	22,308
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	60,000	49,869
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,590
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	78,000	76,225
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	15,000	14,693
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	8,800
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	15,000	14,011
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	69,437
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	47,000	31,908
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	60,255
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	76,000	74,471
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	20,000	18,397
		1,210,094
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	24,168
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	12,628
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	15,000	15,350
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	15,000	14,385
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	10,000	9,080
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	12,000	10,659
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	20,000	20,492
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	5,000	4,951
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	40,000	35,253
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	33,828
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	20,000	18,517
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	20,000	20,386
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32	5,000	4,826
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	20,000	18,741
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	10,000	9,593
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	5,000	5,205
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	5,000	5,345
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	30,000	29,956
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	5,000	5,331
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28 ‡‡	8,594	9,184
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	10,000	9,821
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	10,000	9,761
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	20,000	20,608
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	15,000	13,552
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	10,000	9,286
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	10,000	9,661
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	60,000	56,501
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30	20,000	20,052
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	30,000	30,160
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29	15,000	13,242
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	6,000	5,690
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31	15,000	8,016
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)	15,000	15,369
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	15,000	16,009
Home Depot, Inc. (The) sr. unsec. unsub. bonds 5.30%, 6/25/54	20,000	19,178
Home Depot, Inc. (The) sr. unsec. unsub. notes 4.95%, 6/25/34	20,000	19,742
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	22,344
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	47,003
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	2,000	2,091

Putnam VT Global Asset Allocation Fund
13

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	$4,000	$4,001
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)	20,000	19,959
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	5,000	4,856
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	35,000	36,547
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	8,000	8,048
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	47,000	46,659
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33	25,000	24,917
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	9,209
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	25,000	21,917
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	15,000	15,744
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	15,326
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	5,059
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	5,000	4,902
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31	10,000	10,247
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	5,000	4,887
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	15,000	15,019
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	10,000	9,471
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	41,568
Moody’s Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	15,000	14,683
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	10,000	10,544
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	10,000	10,508
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	10,000	9,798
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	10,000	10,368
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	53,000	54,057
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	4,000	3,778
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	9,285
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28	10,000	9,335
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	64,127
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	15,000	15,692
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	10,000	9,739
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	15,000	14,135
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	12,000	11,488
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	9,852
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28	15,000	14,935
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32	5,000	5,064
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33	20,000	19,967
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31	10,000	9,843
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	10,000	9,997
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	5,000	4,909
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29	20,000	20,332
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	26,973
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	7,449
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	15,000	14,367
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	9,911
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	15,000	12,570
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	10,000	9,225
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	15,000	15,336
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32	5,000	5,072
Specialty Building Products Holdings, LLC/SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29	5,000	5,092
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	5,000	4,291
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	10,000	9,170
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32	15,000	14,921
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	5,000	4,483
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	15,000	15,005
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27	5,000	5,042
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	10,000	9,590
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	4,971
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	12,000	11,728

14
Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30	$5,000	$5,391
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31	15,000	16,145
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29	5,000	5,032
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	50,882
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	46,000	40,548
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	20,000	19,272
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28	5,000	4,790
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	20,000	19,880
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29	10,000	9,585
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	25,000	26,053
		1,679,510
Consumer staples (0.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	15,000	13,429
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)	5,000	5,022
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	17,000	16,535
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	13,832
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29	10,000	10,353
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30	5,000	5,086
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29	15,000	14,308
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29	10,000	9,298
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	15,000	15,579
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32	10,000	10,463
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.20%, 11/1/46	60,000	48,960
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	56,584
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	15,000	13,851
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29	5,000	5,068
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	10,000	9,912
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	7,000	6,391
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	26,000	25,586
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	5,000	4,639
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	19,000	18,557
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	6,000	5,858
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	12,000	11,438
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	43,000	43,240
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	15,000	14,677
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	10,000	9,934
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	5,000	5,181
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33	10,000	9,743
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	10,000	10,020
		413,544
Energy (0.8%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	20,000	19,661
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	2,000	2,152
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	80,000	77,508
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	30,000	30,353
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	5,000	5,199
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	10,000	10,438
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	10,000	10,297
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)	5,000	5,077
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	5,644
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	5,644
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	15,000	15,320
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31	10,000	10,561
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30	10,000	9,785
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29	25,000	24,645

Putnam VT Global Asset Allocation Fund
15

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Energy cont.
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	$5,000	$4,858
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,734
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	5,000	5,053
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	10,000	9,974
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	15,000	14,776
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29	20,000	19,269
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33	20,000	19,432
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	15,000	14,856
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	20,000	18,592
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	10,000	9,998
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	35,000	34,645
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	10,000	10,710
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	25,000	27,350
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	45,000	43,549
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	46,000	46,660
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	10,000	9,796
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	20,000	19,413
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	7,000	7,029
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	10,000	9,921
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	15,000	14,021
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	15,000	15,499
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	10,006
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	20,000	19,738
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	30,000	29,315
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	20,000	19,325
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	4,538	4,663
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	6,000	6,023
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	5,000	5,107
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	10,000	8,204
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	4,250	4,401
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	10,000	9,195
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	15,000	15,707
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	15,000	16,469
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	15,000	16,588
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	10,000	10,440
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	5,000	5,205
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	15,000	15,716
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	5,000	4,954
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	15,000	14,447
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	5,000	4,982
		817,904
Financials (3.5%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	15,000	15,461
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	15,000	15,704
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	58,671
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	22,629
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	15,000	15,381
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,000	2,772
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	15,000	15,510
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	25,000	25,015
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	20,000	20,100
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	5,000	5,052
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	20,000	19,312
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	34,000	37,635
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	25,000	24,838
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	15,000	15,089
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	15,000	13,033
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	26,000	24,742
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	24,000	22,965
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	5,000	5,184

16
Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Financials cont.
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	$25,000	$24,728
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	5,000	5,467
Athene Global Funding 144A notes 5.526%, 7/11/31	25,000	25,073
Athene Global Funding 144A notes 5.349%, 7/9/27	20,000	20,201
Athene Global Funding 144A notes 1.985%, 8/19/28	40,000	35,780
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	200,000	170,359
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	74,000	73,988
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	4,398
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	120,000	106,371
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	202,166
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	6,282
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	25,124
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	8,066
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	7,000	6,703
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	92,000	74,329
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	197,659
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	49,024
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	8,799
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	49,340
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	9,946
CNO Global Funding 144A notes 4.95%, 9/9/29	25,000	24,793
CNO Global Funding 144A notes 4.875%, 12/10/27	10,000	9,959
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	72,439
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	20,000	19,104
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	15,000	15,093
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	15,000	15,884
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	10,000	10,529
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	10,000	9,936
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	26,000	26,771
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	10,000	10,886
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	10,000	10,012
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,996
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	23,000	22,669
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	5,000	5,161
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	15,000	12,893
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	4,000	4,003
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	117,000	113,904
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	5,000	5,125
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	15,000	15,387
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	41,000	33,224
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	15,000	11,883
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32	20,000	19,828
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	15,000	15,007
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	15,000	15,954
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	5,000	5,284
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	15,000	16,243
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	157,000	156,692
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.785%, 5/15/47	13,000	12,363
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	17,000	16,534
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	150,000	153,260
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	150,000	134,232
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	27,453
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	10,000	9,650
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	16,000	16,811
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	7,000	6,860
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	21,621
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	25,000	25,074
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	185,000	178,472
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	40,000	39,212
Morgan Stanley unsec. sub. notes 5.297%, 4/20/37	24,000	23,332
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	15,000	15,198

Putnam VT Global Asset Allocation Fund
17

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Financials cont.
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	$10,000	$10,146
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	5,000	5,047
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	15,000	15,208
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	20,000	19,137
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	24,842
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	15,000	15,412
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	10,000	10,199
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,066
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	14,433
PHH Escrow Issuer, LLC 144A sr. unsec. notes 9.875%, 11/1/29	25,000	25,138
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	70,000	65,936
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	25,000	25,924
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	10,000	8,750
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	5,000	5,159
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	10,000	10,059
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	30,000	30,257
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	44,967
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	55,000	53,476
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	55,000	54,799
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 5.435%, 1/24/30	15,000	15,138
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	48,612
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31 R	30,000	29,284
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	30,000	29,768
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	10,000	9,710
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	185,000	162,230
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	15,000	15,233
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	22,000	21,961
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	25,000	17,809
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30	5,000	5,023
		3,630,350
Health care (0.9%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	20,000	19,990
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	10,000	9,599
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	23,000	22,161
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	47,000	47,449
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	30,000	30,225
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	20,000	19,027
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	10,000	10,363
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	5,000	4,543
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	37,000	33,200
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	20,000	20,104
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	10,000	8,635
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	5,000	4,471
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	5,000	4,590
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	10,000	10,330
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	10,000	9,608
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	7,300
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	20,000	16,445
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32	10,000	10,222
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	10,000	10,059
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54	5,000	4,915
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	10,000	8,655
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	1,417	1,425
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	31,496	29,221
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32	30,000	30,266
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	10,636
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	10,000	10,163
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	15,000	13,589
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31	5,000	5,304
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	35,000	34,685
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	22,000	21,800

18
Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Health care cont.
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31	$35,000	$34,942
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	45,000	39,674
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	25,000	25,486
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	6,000	5,981
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	15,000	13,904
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	10,000	9,660
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	38,757
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	65,707
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	8,000	7,497
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	71,000	69,017
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	6,000	5,949
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	20,000	19,966
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	25,000	24,506
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	10,000	9,397
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	15,000	14,901
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	25,000	23,449
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	9,000	7,748
		885,521
Technology (0.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	5,000	4,906
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	20,000	15,924
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	64,000	56,545
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	22,384
AppLovin Corp. sr. unsec. sub. notes 5.375%, 12/1/31	8,000	8,006
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29	7,000	6,986
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	4,000	4,020
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	16,000	16,126
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	73,000	71,877
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	86,701
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	10,000	10,041
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29	25,000	24,514
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	5,000	5,083
Cloud Software Group, Inc. 144A sr. notes 6.50%, 3/31/29	10,000	9,828
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28	10,000	8,814
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26	5,000	4,981
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	10,000	10,209
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	15,000	13,704
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	11,000	10,362
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	5,000	4,809
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	10,000	9,757
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	34,000	33,155
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	10,000	9,491
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	30,000	29,175
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	38,000	36,832
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	22,000	22,038
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	12,000	10,970
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	45,000	39,618
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	50,000	38,147
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	33,736
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	10,000	9,428
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	5,000	4,519
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	20,000	17,507
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	24,941
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	20,000	18,578
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	15,000	15,234
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	15,000	13,658
		762,604

Putnam VT Global Asset Allocation Fund
19

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	$10,000	$9,925
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	5,000	4,988
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	15,000	14,626
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	57,524
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,582
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	10,000	9,873
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	30,000	29,910
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	5,000	4,758
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	15,000	15,476
		162,662
Utilities and power (1.1%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	24,000	23,128
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	25,000	20,847
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	10,000	10,020
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	53,766
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	10,000	8,494
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	2,000	1,999
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	5,000	4,705
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	29,272
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	37,686
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	15,000	15,303
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	10,000	9,839
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	54,356
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	52,837
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	5,420
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	12,430
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	29,731
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	28,005
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	6,000	6,079
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	36,722
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	86,000	84,902
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	15,000	14,790
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	30,000	30,242
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	5,000	5,067
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	23,584
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	15,000	17,055
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	5,000	4,985
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	10,000	9,488
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	15,000	15,028
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	50,000	50,323
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34	15,000	14,725
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	10,000	11,055
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	57,702
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,666
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	50,000	51,778
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	25,000	25,420
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	10,000	10,287
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	15,000	14,692
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	24,915
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	15,000	14,335
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	15,000	15,310
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	85,000	82,324
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	5,000	5,120
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	15,000	15,102
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	5,000	5,070
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	17,000	16,246
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	10,000	10,249
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,910
Vistra Operations Co., LLC 144A sr. notes 5.05%, 12/30/26	10,000	10,017

20
Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (12.0%)* cont.	Principal amount	Value
Utilities and power cont.
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	$15,000	$15,750
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	17,000	16,199
		1,121,975
Total corporate bonds and notes (cost $12,944,555)		$12,374,078
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.8%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$94,068	$97,645
5.50%, with due dates from 6/20/53 to 7/20/53	703,082	707,725
3.00%, TBA, 1/1/55	1,000,000	867,266
3.00%, with due dates from 8/20/49 to 4/20/51	843,316	734,009
		2,406,645
U.S. Government Agency Mortgage Obligations (7.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	14,802	15,146
3.00%, 1/1/48	545,447	473,035
Federal National Mortgage Association Pass-Through Certificates
5.00%, 9/1/52	836,489	811,860
4.00%, 1/1/57	30,694	28,177
3.00%, with due dates from 4/1/46 to 11/1/48	352,661	306,073
2.50%, 7/1/51	771,732	629,543
Uniform Mortgage-Backed Securities
5.00%, TBA, 1/1/55	2,000,000	1,930,462
3.50%, TBA, 1/1/55	1,000,000	884,573
2.50%, TBA, 1/1/55	2,000,000	1,629,219
2.50%, TBA, 1/1/40	1,000,000	908,203
		7,616,291
Total U.S. government and agency mortgage obligations (cost $10,590,033)		$10,022,936
MORTGAGE-BACKED SECURITIES (1.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 6.832%, 4/15/37	$3,152	$3,429
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 5.724%, 3/15/35	8,357	8,409
Government National Mortgage Association Ser. 15-H26, Class DI, IO, 1.847%, 10/20/65 W	83,789	4,096
		15,934
Commercial mortgage-backed securities (0.8%)
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48 W	14,000	13,821
Barclays Commercial Mortgage Trust Ser. 19-C3, Class C, 4.178%, 5/15/52	10,000	8,600
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50 W	14,000	12,957
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	14,000	13,118
Citigroup Commercial Mortgage Trust Ser. 16-C3, Class A4, 3.154%, 11/15/49	21,000	20,241
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.303%, 12/10/44 W	29,000	25,970
FRB Ser. 13-CR13, Class C, 4.944%, 11/10/46 W	6,399	5,959
FRB Ser. 14-CR17, Class C, 4.779%, 5/10/47 W	25,000	22,924
FRB Ser. 15-CR26, Class C, 4.463%, 10/10/48 W	24,000	21,261
FRB Ser. 15-LC21, Class B, 4.311%, 7/10/48 W	11,000	10,871
FRB Ser. 14-UBS6, Class C, 4.259%, 12/10/47 W	9,833	9,402
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	11,406	10,906
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	28,000	27,201
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48 W	13,000	12,740
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49 W	455,227	64
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class B, 4.044%, 4/15/50 W	30,000	28,193
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	15,000	14,432
Ser. 16-C6, Class AS, 3.346%, 1/15/49	16,000	15,274
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	43,098
FRB Ser. 20-C19, Class XA, IO, 1.089%, 3/15/53 W	1,022,629	44,572

Putnam VT Global Asset Allocation Fund
21

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.672%, 12/15/49 W	$859,985	$7,364
GS Mortgage Securities Trust FRB Ser. 15-GC32, Class B, 4.39%, 7/10/48 W	73,000	71,913
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.757%, 6/15/51 W	11,000	9,469
FRB Ser. 18-C8, Class XA, IO, 0.596%, 6/15/51 W	878,816	14,033
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	216,572	486
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.318%, 5/15/48 W	10,000	9,567
FRB Ser. 15-C22, Class C, 4.189%, 4/15/48 W	31,000	26,696
Ser. 14-C19, Class C, 4.00%, 12/15/47	20,000	19,138
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	22,000	21,075
FRB Ser. 13-C10, Class B, 3.981%, 7/15/46 W	11,888	11,032
FRB Ser. 15-C26, Class XA, IO, 0.952%, 10/15/48 W	526,294	656
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.642%, 8/15/45 W	15,000	14,628
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	16,000	15,061
FRB Ser. 18-H3, Class XA, IO, 0.80%, 7/15/51 W	1,339,971	28,621
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL9, Class A, 6.806%, 6/25/37	7,888	7,912
FRB Ser. 22-FL8, Class AS, 6.669%, 1/25/37	16,000	15,984
FRB Ser. 21-FL7, Class A, 5.653%, 11/25/36	9,799	9,793
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, 5.592%, 9/15/36 (Cayman Islands)	3,738	3,725
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class C, 4.974%, 1/15/59 W	10,000	9,171
FRB Ser. 15-SG1, Class B, 4.445%, 9/15/48 W	14,000	13,262
Ser. 15-LC20, Class C, 4.056%, 4/15/50 W	17,000	16,147
Ser. 15-C31, Class AS, 4.049%, 11/15/48	17,000	16,780
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	16,000	14,084
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C11, Class C, 4.007%, 3/15/45 W	47,000	44,758
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default) † W	8,056	2,680
FRB Ser. 13-C15, Class D, 4.186%, 8/15/46 W	21,000	8,663
		774,302
Residential mortgage-backed securities (non-agency) (0.9%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	65,605	67,020
Chase Home Lending Mortgage Trust 144A FRB Ser. 24-11, Class A11, (US 30 Day Average SOFR + 1.25%), 5.848%, 11/25/55	50,000	50,125
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.17%, 5/25/35 W	4,477	4,387
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.765%, 6/25/46	36,273	34,377
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.833%, 8/25/46	58,814	49,188
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65 W	18,942	17,722
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.684%, 6/25/42	10,287	10,596
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.569%, 4/25/42	37,872	38,367
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.419%, 1/25/42	74,000	75,115
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.869%, 2/25/42	36,456	36,531
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	21,432	21,294
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.633%, 8/25/28	14,016	14,649
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.433%, 8/25/28	22,933	24,072
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.583%, 10/25/28	2,731	2,852
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.133%, 1/25/29	35,601	36,762

22
Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.033%, 5/25/29	$57,832	$60,148
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.933%, 4/25/29	24,889	25,791
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.333%, 9/25/29	56,000	58,194
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.233%, 7/25/29	47,002	48,400
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.033%, 1/25/31	11,691	11,953
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.719%, 9/25/44	10,587	10,629
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.469%, 11/25/41	2,600	2,599
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.253%, 2/25/34	12,778	12,661
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 5.578%, 10/25/33	20,226	20,053
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 5.503%, 10/25/34	10,026	9,866
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50 W	44,445	42,306
Verus Securitization Trust 144A Ser. 20-5, Class A2, 2.578%, 5/25/65	24,097	23,364
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55 W	117,000	106,859
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.413%, 7/25/45	13,719	13,605
		929,485
Total mortgage-backed securities (cost $1,773,652)		$1,719,721
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)*		Principal amount	Value
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	6,000	$3,815
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		$200,000	197,771
Mexico (Government of) sr. unsec. bonds Ser. MTNA, 6.75%, 9/27/34 (Mexico)		60,000	60,979
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		16,000	15,343
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		25,000	29,094
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		10,000	11,705
Total foreign government and agency bonds and notes (cost $324,862)			$318,707
SENIOR LOANS (0.3%)*c	Principal amount	Value
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28	$15,167	$15,596
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.207%, 11/18/29	5,000	4,972
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.689%, 5/5/27	4,949	4,974
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.472%, 8/21/28	3,031	3,055
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29	3,668	3,683
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.857%, 9/13/29	9,925	8,742
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.207%, 11/23/27	10,489	10,247
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.34%, 10/4/28	4,974	4,715
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29	6,618	6,511
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.357%, 4/23/31	12,968	13,078
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.857%, 1/27/29	9,924	9,973
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 7.857%, 5/8/31	9,975	10,019
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.329%, 1/27/31	14,925	14,729
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.354%, 4/30/28	4,950	4,866
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 11.895%, 3/15/30	10,588	10,094
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28	9,950	9,791
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 3/10/28	9,776	9,798
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	9,662	8,865
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.297%, 5/30/31	4,962	4,928

Putnam VT Global Asset Allocation Fund
23

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	$4,886	$4,909
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 8.924%, 9/21/28	9,790	9,798
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 10/23/28	4,509	4,530
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.657%, 4/3/28	12,375	12,487
Nouryon USA, LLC bank term loan FRN Class B2, (CME Term SOFR 3 Month + 2.25%), 10.25%, 4/3/28	4,950	5,013
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.207%, 1/29/28	8,643	8,625
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.607%, 10/5/28	8,955	9,033
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29	4,975	4,993
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	14,303	14,425
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31	10,000	10,035
United Airlines, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.635%, 2/24/31	8,329	8,367
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.104%, 12/2/30	3,724	3,740
Vertiv Group Corp. bank term loan FRN Class B2, (CME Term SOFR 1 Month + 1.75%), 6.194%, 3/2/27	14,081	14,116
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.058%, 4/21/29	14,873	14,692
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.595%, 3/27/28	12,755	12,825
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.607%, 10/19/29	9,653	9,683
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.401%, 7/16/29	4,988	5,031
Total senior loans (cost $310,161)		$310,938
CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	156	$13,558
Boeing Co. (The) $3.00 cv. pfd. †	374	22,773
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	193	12,103
PG&E Corp. $3.00 cv. pfd. †	145	7,220
Total convertible preferred stocks (cost $43,400)		$55,654
CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$11,000	$9,776
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	5,000	6,443
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	12,000	11,766
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	5,000	3,641
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	10,000	11,050
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	5,000	5,095
Total convertible bonds and notes (cost $48,731)		$47,771
SHORT-TERM INVESTMENTS (13.2%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.56% L	Shares 12,768,794	$12,768,794
U.S. Treasury Bills 4.552%, 1/9/25 #	$300,000	299,755
U.S. Treasury Bills 4.628%, 1/16/25 #	400,000	399,343
U.S. Treasury Bills 4.308%, 2/13/25 #	100,000	99,505
Total short-term investments (cost $13,567,241)		$13,567,397
TOTAL INVESTMENTS
Total investments (cost $83,079,355)	$108,728,757
Key to holding’s currency abbreviations
EUR	Euro
USD/$	United States Dollar
Key to holding’s abbreviations
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

24
Putnam VT Global Asset Allocation Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $102,799,336.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $713,491 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $1,871,854)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/22/25	$10,460	$11,644	$(1,184)
	Canadian Dollar	Buy	1/22/25	11,835	12,645	(810)
	Singapore Dollar	Buy	2/19/25	5,209	5,417	(208)
	Swedish Krona	Buy	3/19/25	6,181	6,304	(123)
Barclays Bank PLC
	Australian Dollar	Buy	1/22/25	32,929	35,584	(2,655)
	Hong Kong Dollar	Buy	2/19/25	44,651	44,665	(14)
	New Zealand Dollar	Sell	1/22/25	9,121	10,259	1,138
	Swedish Krona	Buy	3/19/25	45,787	46,717	(930)
	Swiss Franc	Buy	3/19/25	17,884	18,479	(595)
Citibank, N.A.
	Australian Dollar	Buy	1/22/25	74,709	83,186	(8,477)
	Hong Kong Dollar	Sell	2/19/25	1,327	1,326	(1)
Goldman Sachs International
	Israeli Shekel	Sell	1/22/25	198,354	190,587	(7,767)
HSBC Bank USA, National Association
	Danish Krone	Sell	3/19/25	7,086	7,242	156
	Hong Kong Dollar	Buy	2/19/25	13,488	13,480	8
	Singapore Dollar	Buy	2/19/25	5,576	5,681	(105)
	Swiss Franc	Buy	3/19/25	17,551	18,137	(586)
JPMorgan Chase Bank N.A.
	Danish Krone	Sell	3/19/25	36,503	37,305	802
	Norwegian Krone	Sell	3/19/25	187,984	194,203	6,219
	Swiss Franc	Buy	3/19/25	5,887	6,084	(197)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	1/22/25	23,954	25,175	(1,221)
	Canadian Dollar	Buy	1/22/25	70	74	(4)
	Euro	Sell	3/19/25	15,797	16,122	325
	Israeli Shekel	Buy	1/22/25	2,532	2,523	9
	Japanese Yen	Buy	2/19/25	2,482	2,597	(115)

Putnam VT Global Asset Allocation Fund
25

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $1,871,854) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC cont.
		Singapore Dollar	Buy	2/19/25	$4,989	$5,188	$(199)
		Swedish Krona	Buy	3/19/25	106,721	108,879	(2,158)
		Swiss Franc	Buy	3/19/25	96,528	99,753	(3,225)
	NatWest Markets PLC
		Australian Dollar	Buy	1/22/25	61,091	67,019	(5,928)
		Danish Krone	Sell	3/19/25	50,577	51,147	570
		Euro	Buy	3/19/25	31,491	31,473	18
		New Zealand Dollar	Buy	1/22/25	168	168	—
		Swedish Krona	Buy	3/19/25	112,656	114,032	(1,376)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/22/25	51,250	57,055	(5,805)
		British Pound	Sell	3/19/25	20,269	20,951	682
		Euro	Sell	3/19/25	47,600	48,156	556
		Hong Kong Dollar	Sell	2/19/25	27,556	27,544	(12)
		Japanese Yen	Buy	2/19/25	30,138	29,355	783
		Singapore Dollar	Buy	2/19/25	117,386	120,119	(2,733)
		Swedish Krona	Buy	3/19/25	23,805	24,287	(482)
		Swiss Franc	Buy	3/19/25	60,538	62,558	(2,020)
	UBS AG
		Australian Dollar	Buy	1/22/25	22,902	25,496	(2,594)
		Euro	Sell	3/19/25	30,036	30,448	412
		Israeli Shekel	Sell	1/22/25	14,035	13,199	(836)
		Japanese Yen	Buy	2/19/25	13,621	14,245	(624)
		Swiss Franc	Buy	3/19/25	101,083	104,296	(3,213)
	WestPac Banking Corp.
		Canadian Dollar	Buy	1/22/25	19,702	21,050	(1,348)
	Unrealized appreciation						11,678
	Unrealized (depreciation)						(57,545)
	Total						$(45,867)
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 12/31/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	26	$2,899,205	$2,924,740	Mar-25	$(184,554)
S&P 500 Index E-Mini (Long)	1	294,082	296,788	Mar-25	(10,967)
S&P 500 Index E-Mini (Short)	33	9,704,690	9,793,988	Mar-25	362,051
U.S. Treasury Bond 30 yr (Long)	16	1,821,500	1,821,500	Mar-25	(65,387)
U.S. Treasury Bond Ultra 30 yr (Long)	15	1,783,594	1,783,594	Mar-25	(94,246)
U.S. Treasury Note 2 yr (Long)	25	5,140,234	5,140,234	Mar-25	(5,287)
U.S. Treasury Note 5 yr (Long)	40	4,252,188	4,252,188	Mar-25	(36,342)
U.S. Treasury Note 10 yr (Long)	21	2,283,750	2,283,750	Mar-25	(38,098)
Unrealized appreciation					362,051
Unrealized (depreciation)					(434,881)
Total					$(72,830)
TBA SALE COMMITMENTS OUTSTANDING at 12/31/24 (proceeds receivable $2,024,063)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 1/1/55	$1,000,000	1/14/25	$1,020,781
Uniform Mortgage-Backed Securities, 5.50%, 1/1/55	1,000,000	1/14/25	986,905
Total			$2,007,686

26
Putnam VT Global Asset Allocation Fund

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$1,415,000	$5,185E	$(3,458)	3/19/27	3.85% — Annually	US SOFR — Annually	$1,726
	4,014,000	14,707E	9,765	3/19/27	US SOFR — Annually	3.85% — Annually	(4,942)
	1,716,000	21,272E	(10,984)	3/19/30	3.75% — Annually	US SOFR — Annually	10,287
	372,000	9,539E	(4,517)	3/19/35	3.75% — Annually	US SOFR — Annually	5,022
	2,042,000	52,361E	24,705	3/19/35	US SOFR — Annually	3.75% — Annually	(27,656)
	809,000	51,695E	29,016	3/19/55	US SOFR — Annually	3.55% — Annually	(22,678)
	Total	$44,527		$(38,241)
E	Extended effective date.
	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/24
	Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$3,177,636	$3,032,567	$—	12/11/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(150,128)
	3,176,394	3,017,238	—	12/11/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	164,854
	Goldman Sachs International
	4,228,620	4,131,702	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(102,689)
	3,910,455	3,816,705	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	97,318
	Upfront premium received		—	Unrealized appreciation			262,172
	Upfront premium (paid)		—	Unrealized (depreciation)			(252,817)
	Total	$—		Total			$9,355
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Cheniere Energy, Inc.	Energy	172	$36,876	1.22%
Unum Group	Financials	501	36,619	1.21%
Pegasystems, Inc.	Technology	389	36,212	1.19%
Vistra Corp.	Utilities and power	258	35,582	1.17%
Equitable Holdings, Inc.	Financials	753	35,511	1.17%
General Motors Co.	Consumer cyclicals	664	35,362	1.17%
DoorDash, Inc. Class A	Consumer staples	210	35,233	1.16%
Booking Holdings, Inc.	Consumer cyclicals	7	34,984	1.15%
Allison Transmission Holdings, Inc.	Capital goods	321	34,635	1.14%
DocuSign, Inc.	Technology	381	34,272	1.13%
Vornado Realty Trust	Financials	814	34,228	1.13%
O’Reilly Automotive, Inc.	Consumer cyclicals	28	33,649	1.11%
NRG Energy, Inc.	Utilities and power	372	33,525	1.11%
Valero Energy Corp.	Energy	273	33,483	1.10%
Wintrust Financial Corp.	Financials	268	33,365	1.10%
Natera, Inc.	Health care	208	32,851	1.08%
Freeport-McMoRan, Inc.	Basic materials	845	32,185	1.06%
Tapestry, Inc.	Consumer cyclicals	491	32,053	1.06%
Johnson Controls International PLC	Capital goods	405	31,958	1.05%
Manhattan Associates, Inc.	Technology	114	30,870	1.02%
MGIC Investment Corp.	Financials	1,292	30,627	1.01%
Ventas, Inc.	Health care	511	30,078	0.99%
Qualcomm, Inc.	Technology	196	30,065	0.99%
Pure Storage, Inc. Class A	Technology	489	30,034	0.99%
Synchrony Financial	Financials	462	30,031	0.99%

Putnam VT Global Asset Allocation Fund
27

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Procore Technologies, Inc.	Technology	398	$29,838	0.98%
Cadence Design Systems, Inc.	Technology	98	29,383	0.97%
Southwest Airlines Co.	Transportation	867	29,159	0.96%
Constellation Energy Corp.	Utilities and power	129	28,834	0.95%
Arista Networks, Inc.	Technology	256	28,305	0.93%
Louisiana-Pacific Corp.	Basic materials	272	28,202	0.93%
Fair Isaac Corp.	Technology	14	27,737	0.91%
American International Group, Inc.	Financials	380	27,681	0.91%
Autonation, Inc.	Consumer cyclicals	161	27,413	0.90%
Toll Brothers, Inc.	Consumer cyclicals	213	26,834	0.88%
Jefferies Financial Group, Inc.	Financials	342	26,832	0.88%
Coinbase Global, Inc. Class A	Financials	107	26,631	0.88%
NVR, Inc.	Consumer cyclicals	3	25,459	0.84%
Uber Technologies, Inc.	Consumer staples	422	25,446	0.84%
Synopsys, Inc.	Technology	52	25,317	0.83%
Jacobs Solutions, Inc.	Capital goods	188	25,060	0.83%
eBay, Inc.	Technology	399	24,741	0.82%
Axis Capital Holdings, Ltd.	Financials	278	24,599	0.81%
Cirrus Logic, Inc.	Technology	247	24,580	0.81%
Netflix, Inc.	Consumer cyclicals	28	24,566	0.81%
J.M. Smucker Co. (The)	Consumer staples	218	23,991	0.79%
Textron, Inc.	Capital goods	312	23,848	0.79%
TransUnion	Consumer cyclicals	252	23,378	0.77%
Affiliated Managers Group, Inc.	Financials	123	22,812	0.75%
CAVA Group, Inc.	Consumer staples	202	22,802	0.75%
A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Ciena Corp.	Technology	471	$39,944	1.32%
DT Midstream, Inc.	Energy	372	36,971	1.23%
AppLovin Corp. Class A	Technology	114	36,843	1.22%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	1,383	35,597	1.18%
SoFi Technologies, Inc.	Financials	2,276	35,045	1.16%
Chesapeake Energy Corp.	Energy	345	34,326	1.14%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	149	34,297	1.14%
Kinsale Capital Group, Inc.	Financials	73	33,762	1.12%
Globant SA (Argentina)	Technology	157	33,671	1.12%
Take-Two Interactive Software, Inc.	Technology	181	33,333	1.10%
BWX Technologies, Inc.	Capital goods	299	33,286	1.10%
NortonLifeLock, Inc.	Technology	1,201	32,883	1.09%
Digital Realty Trust, Inc.	Financials	183	32,479	1.08%
Tyler Technologies, Inc.	Technology	56	32,196	1.07%
Domino’s Pizza, Inc.	Consumer staples	77	32,162	1.07%
Tesla, Inc.	Consumer cyclicals	79	32,091	1.06%
Lithia Motors, Inc.	Consumer cyclicals	90	32,070	1.06%
Aon PLC	Financials	89	31,821	1.05%
Jack Henry & Associates, Inc.	Technology	180	31,468	1.04%
RPM International, Inc.	Basic materials	251	30,840	1.02%
Ross Stores, Inc.	Consumer cyclicals	195	29,505	0.98%
Carnival Corp.	Consumer cyclicals	1,157	28,843	0.96%
Watsco, Inc.	Consumer staples	61	28,749	0.95%
RB Global, Inc.	Consumer cyclicals	314	28,319	0.94%
Equifax, Inc.	Consumer cyclicals	109	27,725	0.92%
Texas Instruments, Inc.	Technology	139	26,087	0.86%
Generac Holdings, Inc.	Capital goods	167	25,943	0.86%

28
Putnam VT Global Asset Allocation Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
PTC, Inc.	Technology	135	$24,872	0.82%
e.l.f. Beauty, Inc.	Consumer staples	195	24,507	0.81%
Universal Health Services, Inc. Class B	Health care	135	24,270	0.80%
D.R. Horton, Inc.	Consumer cyclicals	170	23,743	0.79%
Avantor, Inc.	Health care	1,108	23,353	0.77%
Stanley Black & Decker, Inc.	Consumer cyclicals	288	23,105	0.77%
Entegris, Inc.	Technology	233	23,055	0.76%
Amdocs, Ltd.	Technology	271	23,036	0.76%
T Rowe Price Group, Inc.	Financials	203	23,010	0.76%
CarMax, Inc.	Consumer cyclicals	280	22,854	0.76%
LPL Financial Holdings, Inc.	Financials	70	22,713	0.75%
Fox Corp. Class B	Consumer cyclicals	496	22,682	0.75%
Atmos Energy Corp.	Utilities and power	161	22,427	0.74%
IBM Corp.	Technology	100	22,006	0.73%
Brown-Forman Corp. Class B	Consumer staples	567	21,530	0.71%
Healthcare Realty Trust, Inc.	Financials	1,270	21,525	0.71%
Monolithic Power Systems, Inc.	Technology	36	21,229	0.70%
Albemarle Corp.	Basic materials	247	21,226	0.70%
Micron Technology, Inc.	Technology	243	20,473	0.68%
Coherent Corp.	Capital goods	215	20,378	0.68%
Affirm Holdings, Inc.	Consumer cyclicals	332	20,246	0.67%
Block, Inc. Class A	Consumer cyclicals	237	20,181	0.67%
Bunge Global SA	Basic materials	248	19,269	0.64%
A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Sekisui Chemical Co., Ltd. (Japan)	Financials	1,698	$29,329	0.71%
ConocoPhillips	Energy	281	27,819	0.67%
Endesa SA (Spain)	Utilities and power	1,254	26,964	0.65%
BP PLC (United Kingdom)	Energy	5,410	26,627	0.64%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	1,209	26,610	0.64%
SS&C Technologies Holdings, Inc.	Technology	349	26,430	0.64%
Veralto Corp.	Capital goods	254	25,849	0.63%
Rio Tinto PLC (United Kingdom)	Basic materials	433	25,627	0.62%
Novozymes A/S Class B (Denmark)	Basic materials	452	25,598	0.62%
ENGIE SA (France)	Utilities and power	1,613	25,564	0.62%
Iberdrola SA (Spain)	Utilities and power	1,846	25,422	0.62%
Automatic Data Processing, Inc.	Consumer cyclicals	86	25,186	0.61%
AT&T, Inc.	Communication services	1,100	25,055	0.61%
Holcim AG (Switzerland)	Basic materials	259	24,997	0.60%
VeriSign, Inc.	Technology	118	24,413	0.59%
Consolidated Edison, Inc.	Utilities and power	273	24,396	0.59%
SSE PLC (United Kingdom)	Utilities and power	1,200	24,102	0.58%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	338	23,881	0.58%
TotalEnergies SE (France)	Energy	432	23,865	0.58%
Exor NV (Netherlands)	Financials	260	23,858	0.58%
PepsiCo, Inc.	Consumer staples	155	23,603	0.57%
Exxon Mobil Corp.	Energy	216	23,233	0.56%
Loblaw Cos, Ltd. (Canada)	Consumer staples	176	23,100	0.56%
Hartford Financial Services Group, Inc. (The)	Financials	209	22,867	0.55%
Central Japan Railway Co. (Japan)	Transportation	1,183	22,318	0.54%
Danone SA (France)	Consumer staples	329	22,155	0.54%
Altria Group, Inc.	Consumer staples	424	22,148	0.54%
Lockheed Martin Corp.	Capital goods	45	21,927	0.53%
MSCI, Inc.	Technology	36	21,569	0.52%

Putnam VT Global Asset Allocation Fund
29

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
George weston, Ltd. (Canada)	Consumer staples	137	$21,241	0.51%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	2,522	21,197	0.51%
Telenor ASA (Norway)	Communication services	1,891	21,130	0.51%
Allegion PLC (Ireland)	Capital goods	160	20,870	0.51%
Eni SpA (Italy)	Utilities and power	1,525	20,670	0.50%
Fortum OYJ (Finland)	Utilities and power	1,467	20,528	0.50%
Leidos Holdings, Inc.	Technology	141	20,384	0.49%
Novartis AG (Switzerland)	Health care	207	20,265	0.49%
Netflix, Inc.	Consumer cyclicals	23	20,213	0.49%
Elisa Oyj (Finland)	Communication services	462	19,987	0.48%
SEI Investments Co.	Financials	242	19,954	0.48%
TOPPAN Holdings, Inc. (Japan)	Consumer cyclicals	745	19,939	0.48%
Graco, Inc.	Capital goods	231	19,444	0.47%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	1,571	19,225	0.47%
Givaudan SA (Switzerland)	Basic materials	4	19,086	0.46%
Verisk Analytics, Inc.	Consumer cyclicals	67	18,582	0.45%
Intertek Group PLC (United Kingdom)	Consumer cyclicals	305	18,086	0.44%
GoDaddy, Inc. Class A	Technology	91	17,899	0.43%
Philip Morris International, Inc.	Consumer staples	148	17,827	0.43%
Jack Henry & Associates, Inc.	Technology	101	17,765	0.43%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	419	17,752	0.43%
A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Hermes International (France)	Consumer cyclicals	11	$26,867	0.70%
Erste Group Bank AG (Czech Republic)	Financials	416	25,710	0.67%
Keppel, Ltd. (Singapore)	Capital goods	5,084	25,490	0.67%
London Stock Exchange Group PLC (United Kingdom)	Financials	179	25,247	0.66%
Visa, Inc. Class A	Financials	78	24,669	0.65%
RELX PLC (United Kingdom)	Consumer cyclicals	522	23,738	0.62%
Wilmar International, Ltd. (Singapore)	Basic materials	10,356	23,532	0.62%
Galderma Group AG (Switzerland)	Health care	210	23,332	0.61%
Pernod Ricard SA (France)	Consumer staples	207	23,320	0.61%
Sempra	Utilities and power	265	23,235	0.61%
Paychex, Inc.	Technology	166	23,208	0.61%
Imperial Brands PLC (United Kingdom)	Consumer staples	716	22,907	0.60%
Waste Connections, Inc.	Capital goods	132	22,617	0.59%
Walmart, Inc.	Consumer cyclicals	246	22,223	0.58%
Realty Income Corp.	Financials	415	22,178	0.58%
Entergy Corp.	Utilities and power	285	21,635	0.57%
Commonwealth Bank of Australia (Australia)	Financials	227	21,571	0.57%
Infrastructure Wireless Italiane SpA (Italy)	Basic materials	2,116	21,508	0.56%
Chesapeake Energy Corp.	Energy	214	21,328	0.56%
Metso Oyj (Finland)	Capital goods	2,280	21,204	0.56%
Martin Marietta Materials, Inc.	Basic materials	41	21,003	0.55%
Allianz SE (Germany)	Financials	68	20,960	0.55%
Orange SA (France)	Communication services	2,064	20,578	0.54%
Equifax, Inc.	Consumer cyclicals	80	20,403	0.53%
Heineken NV (Netherlands)	Consumer staples	280	19,922	0.52%
Dominion Energy, Inc.	Utilities and power	369	19,884	0.52%
FirstEnergy Corp.	Utilities and power	496	19,733	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	622	19,654	0.51%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	122	19,501	0.51%
Swisscom AG (Switzerland)	Communication services	35	19,355	0.51%
Westlake Corp.	Basic materials	169	19,333	0.51%

30
Putnam VT Global Asset Allocation Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Blackstone, Inc.	Financials	109	$18,875	0.49%
Magna International, Inc. (Canada)	Consumer cyclicals	444	18,533	0.49%
Occidental Petroleum Corp.	Energy	371	18,337	0.48%
EssilorLuxottica SA (France)	Health care	75	18,301	0.48%
Toyota Motor Corp. (Japan)	Consumer cyclicals	879	17,603	0.46%
SMC Corp. (Japan)	Technology	44	17,463	0.46%
Costco Wholesale Corp.	Consumer staples	19	17,424	0.46%
Japan Tobacco, Inc. (Japan)	Consumer staples	671	17,408	0.46%
AXA SA (France)	Financials	488	17,345	0.45%
Alliant Energy Corp.	Utilities and power	289	17,116	0.45%
SAP SE (Germany)	Technology	69	16,801	0.44%
U-Haul Holding Co. (non-voting)	Consumer cyclicals	258	16,556	0.43%
Ferrovial SE (Netherlands)	Basic materials	391	16,452	0.43%
Diamondback Energy, Inc.	Energy	100	16,419	0.43%
Swiss Life Holding AG (Switzerland)	Financials	21	16,227	0.43%
Alexandria Real Estate Equities, Inc.	Financials	166	16,210	0.42%
Snam SpA (Italy)	Utilities and power	3,609	15,984	0.42%
Mastercard, Inc. Class A	Consumer cyclicals	30	15,952	0.42%
Johnson Controls International PLC	Capital goods	202	15,920	0.42%
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB–.6 Index	CCC/P	$273	$1,753	$242	5/11/63	300 bp — Monthly	$33
	CMBX NA BBB–.6 Index	CCC/P	482	3,505	484	5/11/63	300 bp — Monthly	—
	CMBX NA BBB–.6 Index	CCC/P	926	6,573	907	5/11/63	300 bp — Monthly	23
	CMBX NA BBB–.6 Index	CCC/P	912	7,011	968	5/11/63	300 bp — Monthly	(51)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	2,434	7,165	1,778	5/11/63	500 bp — Monthly	663
	CMBX NA BBB–.10 Index	BB–/P	3,907	13,000	2,285	11/17/59	300 bp — Monthly	1,630
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(5)	1,000	73	12/16/72	200 bp — Monthly	(78)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	CCC-/P	3,089	3,071	762	5/11/63	500 bp — Monthly	2,330
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	CCC-/P	1,602	4,606	1,143	5/11/63	500 bp — Monthly	463
	Upfront premium received		13,625	Unrealized appreciation				5,142
	Upfront premium (paid)		(5)	Unrealized (depreciation)				(129)
	Total	$13,620		Total				$5,013
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Global Asset Allocation Fund
31

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/24
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(3,248)	$7,000	$2,910	11/17/59	(500 bp) — Monthly	$(345)
	CMBX NA BB.10 Index	(1,612)	4,000	1,663	11/17/59	(500 bp) — Monthly	47
	CMBX NA BB.10 Index	(1,612)	4,000	1,663	11/17/59	(500 bp) — Monthly	47
	CMBX NA BB.10 Index	(806)	2,000	831	11/17/59	(500 bp) — Monthly	23
	CMBX NA BB.6 Index	(3,830)	14,842	3,684	5/11/63	(500 bp) — Monthly	(161)
	CMBX NA BBB–.6 Index	(700)	4,820	665	5/11/63	(300 bp) — Monthly	(38)
	CMBX NA BBB–.6 Index	(2,545)	3,505	484	5/11/63	(300 bp) — Monthly	(2,063)
	CMBX NA BBB–.6 Index	(556)	876	121	5/11/63	(300 bp) — Monthly	(435)
	JPMorgan Securities LLC
	CMBX NA BBB–.6 Index	(4,906)	9,640	1,330	5/11/63	(300 bp) — Monthly	(3,581)
	Merrill Lynch International
	CMBX NA BB.10 Index	(114)	2,000	831	11/17/59	(500 bp) — Monthly	716
	Morgan Stanley & Co. International PLC
	CMBX NA BBB–.10 Index	(7,761)	24,000	4,219	11/17/59	(300 bp) — Monthly	(3,558)
	CMBX NA BBB–.12 Index	(1,590)	5,000	893	8/17/61	(300 bp) — Monthly	(701)
	Upfront premium received	—	Unrealized appreciation				833
	Upfront premium (paid)	(29,280)	Unrealized (depreciation)				(10,882)
	Total	$(29,280)	Total				$(10,049)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(90,998)	$1,248,000	$96,044	12/20/29	500 bp — Quarterly	$8,062
	CDX NA IG Series 43 Index	BBB+/P	(114,959)	5,088,000	113,564	12/20/29	100 bp — Quarterly	300
	Total	$(205,957)		$8,362
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

32
Putnam VT Global Asset Allocation Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,380,236	$828,019	$—
Capital goods	2,407,894	551,516	—
Communication services	756,435	220,405	—
Conglomerates	908,090	294,492	—
Consumer cyclicals	10,591,457	1,338,492	—
Consumer staples	3,757,999	691,883	—
Energy	1,826,090	400,161	—
Financials	8,426,722	1,953,958	—
Health care	5,829,749	1,041,694	—
Technology	23,418,170	624,011	—
Transportation	841,020	264,086	—
Utilities and power	1,641,748	317,228	—
Total common stocks	61,785,610	8,525,945	—
Convertible bonds and notes	—	47,771	—
Convertible preferred stocks	55,654	—	—
Corporate bonds and notes	—	12,374,078	—
Foreign government and agency bonds and notes	—	318,707	—
Mortgage-backed securities	—	1,719,721	—
Senior loans	—	310,938	—
U.S. government and agency mortgage obligations	—	10,022,936	—
Short-term investments	—	13,567,397	—
Totals by level	$61,841,264	$46,887,493	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$(45,867)	$—
	Futures contracts	(72,830)	—	—
	TBA sale commitments	—	(2,007,686)	—
	Interest rate swap contracts	—	(82,768)	—
	Total return swap contracts	—	9,355	—
	Credit default contracts	—	224,943	—
	Totals by level	$(72,830)	$(1,902,023)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund
33

Financial statements

Statement of assets and liabilities

12/31/24

Assets
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $70,310,561)	$95,959,963
Affiliated issuers (identified cost $12,768,794) (Note 5)	12,768,794
Cash	1,521
Foreign currency (cost $2,531) (Note 1)	2,333
Dividends, interest and other receivables	336,103
Foreign tax reclaim	45,988
Receivable for shares of the fund sold	19,813
Receivable for investments sold	80,015
Receivable for sales of TBA securities (Note 1)	2,028,396
Receivable for variation margin on futures contracts (Note 1)	40,641
Receivable for variation margin on centrally cleared swap contracts (Note 1)	3,751
Unrealized appreciation on forward currency contracts (Note 1)	11,678
Unrealized appreciation on OTC swap contracts (Note 1)	268,147
Premium paid on OTC swap contracts (Note 1)	29,285
Deposits with broker (Note 1)	327,810
Receivable from broker (Note 1)	718
Total assets	111,924,956

Liabilities
Payable for investments purchased	5,392
Payable for purchases of TBA securities (Note 1)	6,355,326
Payable for shares of the fund repurchased	37,210
Payable for compensation of Manager (Note 2)	44,629
Payable for custodian fees (Note 2)	64,791
Payable for investor servicing fees (Note 2)	12,260
Payable for Trustee compensation and expenses (Note 2)	82,054
Payable for administrative services (Note 2)	882
Payable for distribution fees (Note 2)	7,350
Payable for variation margin on futures contracts (Note 1)	20,454
Payable for variation margin on centrally cleared swap contracts (Note 1)	5,046
Unrealized depreciation on OTC swap contracts (Note 1)	263,828
Premium received on OTC swap contracts (Note 1)	13,625
Unrealized depreciation on forward currency contracts (Note 1)	57,545
TBA sale commitments, at value (proceeds receivable $2,024,063) (Note 1)	2,007,686
Other accrued expenses	147,542
Total liabilities	9,125,620
Net assets	$102,799,336

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$64,724,159
Total distributable earnings (Note 1)	38,075,177
Total — Representing net assets applicable to capital shares outstanding	$102,799,336

Computation of net asset value Class IA
Net assets	$68,410,045
Number of shares outstanding	3,422,154
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$19.99

Computation of net asset value Class IB
Net assets	$34,389,291
Number of shares outstanding	1,690,710
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$20.34

The accompanying notes are an integral part of these financial statements.

34	Putnam VT Global Asset Allocation Fund

Statement of operations

Year ended 12/31/24

Investment income
Interest (net of foreign tax of $11 ) (including interest income of $696,731 from investments in affiliated issuers) (Note 5)	$1,730,702
Dividends (net of foreign tax of $39,678)	1,100,280
Securities lending (net of expenses) (Notes 1 and 5)	110
Total investment income	2,831,092

Expenses
Compensation of Manager (Note 2)	601,772
Investor servicing fees (Note 2)	72,755
Custodian fees (Note 2)	89,881
Trustee compensation and expenses (Note 2)	4,716
Distribution fees (Note 2)	85,077
Administrative services (Note 2)	1,921
Auditing and tax fees	129,281
Other	26,291
Fees waived and reimbursed by Manager (Note 2)	(42,818)
Total expenses	968,876
Expense reduction (Note 2)	(968)
Net expenses	967,908
Net investment income	1,863,184

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	13,723,721
Foreign currency transactions (Note 1)	(1,616)
Forward currency contracts (Note 1)	(11,008)
Futures contracts (Note 1)	(1,825,223)
Swap contracts (Note 1)	688,960
Written options (Note 1)	48,125
Total net realized gain	12,622,959
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	1,863,854
Assets and liabilities in foreign currencies	(3,083)
Forward currency contracts	(32,215)
Futures contracts	(353,335)
Swap contracts	(98,910)
Written options	(22,059)
Total change in net unrealized appreciation	1,354,252
Net gain on investments	13,977,211
Net increase in net assets resulting from operations	$15,840,395

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund	35

Statement of changes in net assets

	Year ended 12/31/24	Year ended 12/31/23
Increase in net assets
Operations:
Net investment income	$1,863,184	$1,749,614
Net realized gain (loss) on investments and foreign currency transactions	12,622,959	(132,641)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,354,252	14,279,687
Net increase in net assets resulting from operations	15,840,395	15,896,660
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,703,708)	(1,231,765)
Class IB	(704,262)	(480,710)
Decrease from capital share transactions (Note 4)	(10,868,207)	(11,027,900)
Total increase in net assets	2,564,218	3,156,285
Net assets:
Beginning of year	100,235,118	97,078,833
End of year	$102,799,336	$100,235,118

The accompanying notes are an integral part of these financial statements.

36	Putnam VT Global Asset Allocation Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/24	$17.56	.36	2.52	2.88	(.45)	—	(.45)	$19.99	16.63	$68,410	.85[f]	1.88[f]	234
12/31/23	15.19	.30	2.36	2.66	(.29)	—	(.29)	17.56	17.78	68,403	.86[f]	1.87[f]	262
12/31/22	20.05	.25	(3.20)	(2.95)	(.29)	(1.62)	(1.91)	15.19	(15.82)	66,140	.86[f]	1.56[f]	262
12/31/21	18.21	.22	2.30	2.52	(.18)	(.50)	(.68)	20.05	14.25	89,120.84		1.13	306
12/31/20	16.95	.22	1.72	1.94	(.36)	(.32)	(.68)	18.21	12.58	87,732.86		1.32	320
Class IB
12/31/24	$17.86	.31	2.58	2.89	(.41)	—	(.41)	$20.34	16.36	$34,389	1.10[f]	1.62[f]	234
12/31/23	15.44	.26	2.41	2.67	(.25)	—	(.25)	17.86	17.48	31,832	1.11[f]	1.62[f]	262
12/31/22	20.34	.22	(3.26)	(3.04)	(.24)	(1.62)	(1.86)	15.44	(16.03)	30,939	1.11[f]	1.30[f]	262
12/31/21	18.47	.17	2.34	2.51	(.14)	(.50)	(.64)	20.34	13.95	40,953	1.09	.88	306
12/31/20	17.17	.18	1.75	1.93	(.31)	(.32)	(.63)	18.47	12.31	38,431	1.11	1.06	320
[a]	Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.
[b]	The charges and expenses at the insurance company separate account level are not reflected.
[c]	Total return assumes dividend reinvestment.
[d]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[e]	Portfolio turnover includes TBA purchase and sale commitments.
[f]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:
Percentage of average net assets
December 31, 2024	0.04%
December 31, 2023	0.07
December 31, 2022	0.05

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund
37

Notes to financial statements 12/31/24

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through December 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. The fund’s investment manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund’s investment manager may also select other investments that do not fall within these asset classes. Franklin Advisers may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices

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Putnam VT Global Asset Allocation Fund

for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk, for gaining exposure to interest rates, for hedging against changes in values of securities it owns, owned or expects to own, for hedging prepayment risk, for generating additional income for the portfolio, for enhancing returns on securities owned, for enhancing the return on a security owned, for gaining exposure to securities and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

Putnam VT Global Asset Allocation Fund
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The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $122,930 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $204,880 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or

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the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $53,714 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Franklin Advisers. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings could be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds managed by an affiliate of Franklin Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion, which matures on January 30, 2026.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts, from realized gains and losses on passive foreign investment companies, from unrealized gains and losses on passive foreign investment companies, from straddle loss deferrals, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $723,467 to increase undistributed net investment income and $723,467 to decrease accumulated net realized gain.

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Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$27,438,106
Unrealized depreciation	(3,678,877)
Net unrealized appreciation	23,759,229
Undistributed ordinary income	2,382,961
Undistributed long-term gains	10,068,531
Undistributed short-term gains	1,866,250
Cost for federal income tax purposes	$82,994,675

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 39.3% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund, and the sub-advisory contract among Putnam Management, PIL and PAC in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.579% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $42,818 as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-advisor for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management makes investment decisions for such fund assets as may be designated from time to time for its management by Franklin Advisers (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Franklin Advisers pays a monthly fee to Putnam Management for its services at the annual rate of 0.25% of the average net asset value of the portion of the fund’s assets managed by Putnam Management. With respect to the other services, Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time Franklin Advisers or PIL (prior to November 1, 2024). PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PAC, Franklin Advisers (and not the fund) would pay a monthly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-advisor.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$48,935
Class IB	23,820
Total	$72,755

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $968 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $75, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension

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Putnam VT Global Asset Allocation Fund

expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Franklin Distributors, or prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations and were paid out as follows:

Franklin Distributors	$36,839
Putnam Retail Management	48,238
Total	$85,077

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$219,778,289	$237,053,278
U.S. government securities (Long-term)	—	—
Total	$219,778,289	$237,053,278

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Year ended 12/31/24		Year ended 12/31/23		Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,082	$524,743	42,329	$683,912	330,182	$6,433,962	127,924	$2,109,385
Shares issued in connection with reinvestment of distributions	92,342	1,703,708	79,264	1,231,765	37,441	704,262	30,348	480,710
	120,424	2,228,451	121,593	1,915,677	367,623	7,138,224	158,272	2,590,095
Shares repurchased	(593,757)	(11,282,310)	(579,637)	(9,323,982)	(458,996)	(8,952,572)	(379,468)	(6,209,690)
Net decrease	(473,333)	$(9,053,859)	(458,044)	$(7,408,305)	(91,373)	$(1,814,348)	(221,196)	$(3,619,595)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
Putnam Cash Collateral Pool, LLC *	$—	$846,248	$846,248	$2,497	$—
Putnam Short Term Investment Fund Class P ‡	7,887,915	26,118,897	21,238,018	696,731	12,768,794
Total Short-term investments	$7,887,915	$26,965,145	$22,084,266	$699,228	$12,768,794
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Putnam VT Global Asset Allocation Fund
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Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$700
Written equity option contracts (contract amount)	$500
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$2,500,000
Centrally cleared interest rate swap contracts (notional)	$10,800,000
OTC total return swap contracts (notional)	$14,300,000
OTC credit default contracts (notional)	$190,000
Centrally cleared credit default contracts (notional)	$6,000,000

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$233,550*	Payables	$8,607
Foreign exchange contracts	Receivables	11,678	Payables	57,545
Equity contracts	Receivables, Net assets — Unrealized appreciation	624,223*	Payables, Net assets — Unrealized depreciation	448,338*
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	35,994*	Payables, Net assets — Unrealized depreciation	358,122*
Total		$905,445		$872,612
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$226,680	$226,680
Foreign exchange contracts	—	—	(11,008)	—	$(11,008)
Equity contracts	(219,340)	(1,850,783)	—	480,610	$(1,589,513)
Interest rate contracts	—	25,560	—	(18,330)	$7,230
Total	$(219,340)	$(1,825,223)	$(11,008)	$688,960	$(1,366,611)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(80,194)	$(80,194)
Foreign exchange contracts	—	—	(32,215)	—	$(32,215)
Equity contracts	94,426	382,785	—	17,775	$494,986
Interest rate contracts	—	(736,120)	—	(36,491)	$(772,611)
Total	$94,426	$(353,335)	$(32,215)	$(98,910)	$(390,034)

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Putnam VT Global Asset Allocation Fund

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse Securities (USA), LLC (clearing broker)	Goldman Sachs International	HSBC Bank USA, National Association
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$1,098	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	164,854	—	—	—	—	—	97,318	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	11,984	—	—	—
Centrally cleared credit default contracts §	—	—	2,653	—	—	—	—	—	—
Futures contracts §	—	—	—	40,641	—	—	—	—	—
Forward currency contracts #	—	1,138	—	—	—	—	—	—	164
Total Assets	$—	$165,992	$3,751	$40,641	$—	$11,984	$—	$97,318	$164
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	5,046	—	—	—	—	—	—
OTC Total return swap contracts *#	—	150,128	—	—	—	—	—	102,689	—
OTC Credit default contracts — protection sold *#	2,588	—	—	—	—	4,048	—	73	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	—
Futures contracts §	—	—	—	1,150	—	—	—	—	—
Forward currency contracts #	2,325	4,194	—	—	8,478	—	—	7,767	691
Total Liabilities	$4,913	$154,322	$5,046	$1,150	$8,478	$4,048	$—	$110,529	$691
Total Financial and Derivative Net Assets	$(4,913)	$11,670	$(1,295)	$39,491	$(8,478)	$7,936	$—	$(13,211)	$(527)
Total collateral received (pledged) †##	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$(4,913)	$11,670	$(1,295)	$39,491	$(8,478)	$7,936	$—	$(13,211)	$(527)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—	$—

Putnam VT Global Asset Allocation Fund
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Note 9: Offsetting of financial and derivative assets and liabilities cont.

	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—	$1,098
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	262,172
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	1,325	830	5,092	—	—	—	—	19,231
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	2,653
Futures contracts §	—	—	—	—	—	—	—	—	40,641
Forward currency contracts #	7,021	—	—	334	588	2,021	412	—	11,678
Total Assets	$7,021	$1,325	$830	$5,426	$588	$2,021	$412	$—	$337,473
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	—	5,046
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	252,817
OTC Credit default contracts — protection sold *#	—	759	—	1,139	—	—	—	—	8,607
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	—
Futures contracts §	—	19,304	—	—	—	—	—	—	20,454
Forward currency contracts #	197	—	—	6,922	7,304	11,052	7,267	1,348	57,545
Total Liabilities	$197	$20,063	$—	$8,061	$7,304	$11,052	$7,267	$1,348	$344,469
Total Financial and Derivative Net Assets	$6,824	$(18,738)	$830	$(2,635)	$(6,716)	$(9,031)	$(6,855)	$(1,348)	$(6,996)
Total collateral received (pledged) †##	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$6,824	$(18,738)	$830	$(2,635)	$(6,716)	$(9,031)	$(6,855)	$(1,348)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—	$—
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $713,491 and $327,810, respectively.

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

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Putnam VT Global Asset Allocation Fund

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $11,075,384 as a capital gain dividend with respect to the taxable year ended December 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated $651,110 of income eligible as qualifying for the dividends received deduction for corporations.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Putnam VT Global Asset Allocation Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and an amended and restated Sub-Advisory Contract with respect to your fund (the “Amended PAC Sub-Advisory Contract”) between Franklin Advisers and its affiliate, The Putnam Advisory Company, LLC (“PAC”). Franklin Advisers, FTIML, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the sub-advisory contract with respect to the fund among Franklin Advisers, PIL, and PAC (the “PAC Sub-Advisory Contract”) would have no impact on the management of the funds, since Franklin Advisers, and not PIL, had been (under the PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would compensate PAC for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

Putnam VT Global Asset Allocation Fund
49

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

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Putnam VT Global Asset Allocation Fund

© 2024 Franklin Templeton. All rights reserved.	38923-AFSOI 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: February 26, 2025